Leases - Supplemental Balance Sheet Information Related to Leases (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Total lease liabilities, current		$ 1,670	$ 3,247
Operating lease liabilities, non-current lease liabilities	$ 25,916	27,299	26,025
Total lease liabilities, non-current		28,969	29,272
Other Current Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities, current		1,670	1,001
Finance Lease Liabilities
Operating Leased Assets [Line Items]
Finance lease liabilities, current		0	2,246
NonCurrent Lease Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities, non-current lease liabilities		$ 27,299	$ 26,025